TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Jun. 30, 2020
TRADE AND OTHER PAYABLES [Abstract]
Trade and Other Payables
	Note	June 30, 2020	June 30, 2019
		(US$’000)
Trade creditors		10,354	9,927
Accrued expenses		12,060	8,105
Accrued compensation	15.1	30,009	24,061
Provision	15.2	-	4,426
Cash flow hedge	15.3	518	-
Others		272	371
		53,213	46,890